Note 6 - Vessels, Net and Vessels Held for Sale (Detail) - Vessels, Net and Vessels Held for Sale (USD $)			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Vessel Cost [Member]	Sep. 30, 2012 Vessel Accumulated Depreciation [Member]	Sep. 30, 2012 Vessel Net Book Value [Member]
Balance, December 31, 2011			$ 729,452,091
Balance, December 31, 2011				(115,619,118)
Balance, December 31, 2011	641,968,871	613,832,973			613,832,973
Balance, September 30, 2012			776,302,667
Balance, September 30, 2012				(134,333,796)
Balance, September 30, 2012	641,968,871	613,832,973			641,968,871
Additions / transfers from vessels under construction			65,661,576		65,661,576
Additions / transfers from vessels under construction			65,661,576		65,661,576
Vessel disposal			(18,811,000)
Vessel disposal				2,727,787
Vessel disposal					(16,083,213)
Depreciation for the period				(21,442,465)
Depreciation for the period					$ (21,442,465)